Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
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Significant Accounting Policies

NOTE 3. Significant accounting policies

The preparation of the consolidated financial statements in accordance with IFRS requires the use of estimates and assumptions made by PEMEX’s management that affect the recorded amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of these consolidated financial statements, as well as the recorded amounts of income, costs and expenses during the year.

Significant estimates and underlying assumptions are reviewed, and the effects of such revisions are recognized in the years in which any estimates are revised and in any future periods affected by such revision.

Information about estimates, assumptions and critical accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statements are described in the following notes:

•	Note 3(e) Financial instruments—determination of fair values

•	Note 3(h) Wells, pipelines, properties, plant and equipment, including the successful efforts method—economic feasibility determining to capitalize assets

•	Note 3(j) Impairment of non-financial assets—cash flow estimates and discount rates determination

•	Note 3(l) Provisions—environmental liabilities and retirement of assets

•	Note 3(m) Employee benefits—actuarial assumptions and hypothesis

•	Note 3(n) Income taxes and duties—assessment of deferred income tax asset recovery

•	Note 3(p) Contingencies—assessment of likelihood of contingency

Actual results could differ from those estimates and assumptions.

Below is a summary of the principal accounting policies, which have been consistently applied to each of the years presented and followed by PEMEX in the preparation of its consolidated financial statements:

a.	Basis of consolidation

The consolidated financial statements include those of Petróleos Mexicanos, the Subsidiary Entities and the Subsidiary Companies. All intercompany balances and transactions of the consolidated companies; income and expenses, as well as unrealized profits and losses resulting from operations between them have been eliminated in the preparation of the consolidated financial statements pursuant to IFRS 10, “Consolidated Financial Statements” (“IFRS 10”).

Unrealized gains arising from transactions with entities whose investment is accounted for using the equity method are eliminated against the investment to the extent of PEMEX’s participation in such entities. Unrealized losses are eliminated in the same way as unrealized gains but only to the extent that there is no evidence of impairment of the investment. If such evidence exists, PEMEX recognizes it in its consolidated financial statements.

Investment in subsidiaries

The Subsidiary Entities and Subsidiary Companies are consolidated from the date that control commences until the date that control ceases.

Petróleos Mexicanos controls a subsidiary when it is exposed to or has rights to variable returns from the company and has the ability to affect those returns through its power over the company.

The financial statements of the Subsidiary Entities and Subsidiary Companies have been prepared based on the same period of Petróleos Mexicanos’ consolidated financial statements applying the same accounting policies.

For more information about Subsidiary Companies, see Note 4.

Investments in associates and joint arrangements

Associates are those entities in which PEMEX has significant influence but not the power to control financial and operational decisions. It is presumed that there is significant influence when PEMEX owns directly or indirectly between 20% and 50% of voting rights in another entity.

Joint arrangements are those arrangements whereby two or more parties have joint control of an arrangement. A joint arrangement is either a joint venture, where both of the parties have rights to the net assets of the arrangements, or a joint operation, where the parties have both rights to the assets, and obligations for the liabilities relating to the arrangements.

Investments in associates and joint ventures are recognized based on the equity method and recorded initially at cost, including any goodwill identified on acquisition. With respect to joint operations, the assets, liabilities, income and expenses are recognized in relation to the share of each party and in accordance with the applicable IFRS for each of those items. The investment cost includes transaction costs.

These consolidated financial statements include the proportion of gains, losses and other comprehensive income corresponding to PEMEX’s share in each investee, once these items are adjusted to align with the accounting policies of PEMEX, from the date that significant influence and joint control begins to the date that such influence or joint control ceases.

When the value of the share of losses exceeds the value of PEMEX’s investment in an associate or joint venture, the carrying value of the investment, including any long-term investment, is reduced to zero and PEMEX ceases to recognize additional losses, except in cases where PEMEX is liable for obligations incurred by those associates and joint ventures.

For more information about associates and joint arrangements, see Note 11.

Non-controlling interests

The equity interests of third parties who do not have a controlling interest in the equity or comprehensive result of subsidiaries of PEMEX are presented in the consolidated statements of financial position, the consolidated statements of changes in equity (deficit) as “non-controlling interests” and as “net income and comprehensive income for the period, attributable to non-controlling interests,” in the consolidated statements of comprehensive income.

Changes in a parent’s ownership interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions. In such circumstances, the carrying amounts of the controlling and non-controlling interests shall be adjusted to reflect the changes in their relative interests in the subsidiary.

Dividends in cash and assets other than cash

A liability for distributions of dividends in cash and non-cash assets to third parties is recognized when the distribution is authorized by the Board of Directors. The corresponding amount is recognized directly in equity.

Distributions of dividends in non-cash assets are measured at the fair value of the assets to be distributed. Changes relating to these measurements of the fair value, between the date on which the distribution is declared and the date when the assets are transferred, are recognized directly in equity.

When distributing non-cash assets, any difference between the carrying amount of the liability for distribution of dividends and the carrying amount of the assets distributed is recognized in the consolidated statements of comprehensive income.

b.	Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, measured as the acquisition date fair value, and the amount of any non-controlling interest in the acquiree.

When PEMEX acquires a business, it assesses the acquired assets and liabilities in order to appropriately classify and designate each, taking into account the contractual terms, economic circumstances and other pertinent conditions as of the date of the acquisition. This includes the separation of embedded derivatives in host contractors by the acquiree. Acquired petroleum reserves and resources that can be reliably measured are recognized separately in the assessment of fair values on acquisition. Other potential reserves and rights, for which fair values cannot be reliably measured, are not recognized separately, but instead are subsumed in goodwill.

For business combinations achieved in stages, any previously held equity interest is measured at its acquisition date fair value, and any resulting gain or loss is recognized in income or loss or other comprehensive income.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value on the acquisition date. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IAS 39 “Financial instruments: Recognition and Measurement” is measured at fair value, with changes in fair value recognized in income or loss or other comprehensive income. If contingent consideration is not with the scope of IAS 39, it is measured in accordance with the appropriate IFRS requirement. Contingent consideration that is classified as equity is not remeasured, and subsequent settlement is accounted for within equity.

Goodwill, which is initially measured at cost, is the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interest over the fair value of the identifiable net assets acquired and liabilities assumed. If the fair value of the net asset acquired is greater than the aggregate consideration transferred (bargain purchase), before recognizing a gain, PEMEX reassesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the assessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in the consolidated statements of comprehensive income.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each cash generating unit that is expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

When goodwill is allocated to a cash generating unit and certain of the operations in that unit are disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the portion of the cash generating unit retained.

c.	Transactions in foreign currency

In accordance with IAS 21, “The Effects of Changes in Foreign Exchange Rates” (“IAS 21”), transactions in foreign currencies are translated and recorded at exchange rates at the dates of the transactions and/or of the presentation of financial information.

Exchange differences arising from the settlement of monetary items or from the translation of monetary items into rates different from those at which they were translated on their initial recognition, are recognized in the results of operations in the reporting period in which they arise. When a gain or loss from a non-monetary item is recognized in other comprehensive results, any exchange difference included in that gain or loss is recognized in other comprehensive results. Conversely, when a gain or loss from a non-monetary item is recognized in the results of operations, any exchange difference included in that gain or loss is recognized in the results of operations for the period.

d.	Fair value measurement

PEMEX measures certain financial instruments such as DFIs at fair value as of the closing date of the relevant reporting period.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A measurement at fair value assumes that the sale of the asset or transfer of a liability occurs:

i.	in the principal market for the asset or liability; or

ii.	in the absence of a principal market, in the most advantageous market for the asset or liability.

The principal market or the most advantageous market must be accessible for PEMEX.

The fair value of an asset or liability is measured by using the same assumptions that market participants would make when pricing the asset or liability under the premise that market participants take into account highest and best use of the asset or liability.

e.	Financial instruments

Financial instruments are classified as: (i) financial instruments measured at fair value through profit or loss; (ii) financial instruments held to maturity; (iii) available-for-sale financial assets; (iv) investments in equity instruments; (v) loans and receivables; and (vi) DFIs. PEMEX determines the classification of its financial instruments at the time of initial recognition.

PEMEX’s financial instruments include cash and short-term deposits, available-for-sale financial assets, accounts receivable, other receivables, loans, accounts payable to suppliers, other accounts payable, borrowings and debts, as well as DFIs.

Below are descriptions of the financial instruments policies employed by PEMEX:

Financial instruments measured at fair value through profit or loss

A financial instrument is measured at fair value through profit or loss if it is classified as held for trading or designated as such upon initial recognition. Financial assets are designated at fair value through profit or loss if PEMEX manages such investments and makes purchase and sale decisions based on their fair value in accordance with PEMEX’s documented risk management or investment strategy. In addition, directly attributable transaction costs are recognized in the consolidated statements of comprehensive income for the year. These financial instruments are recognized at fair value and corresponding changes relating to dividend income are recognized in the consolidated statements of comprehensive income.

Available-for-sale financial assets

Available-for-sale financial assets are non-DFIs that are designated as available-for-sale or are not classified in any of the previous categories. PEMEX’s investments in certain equity securities and debt securities are classified as available-for-sale financial assets. Available-for-sale financial assets are recognized initially at fair value plus any directly attributable transaction costs.

Subsequent to initial recognition, available-for-sale financial assets are measured at fair value. In addition, any gains or losses associated with such instruments, as well as foreign exchange differences are recognized in other comprehensive results and presented in the fair value reserve in equity. When an investment is derecognized, any gains or losses accumulated in the equity are reclassified to profit or loss.

Sales and purchases of financial assets that require the delivery of such assets within a period of time established by market practice are recognized as of the negotiation date (the date on which PEMEX commits to purchase or sell the asset).

Loans and receivables

Loans and receivables are initially recognized at fair value. After initial recognition, loans and debt securities that bear interest are measured at amortized cost using the effective interest rate (“EIR”) method, less impairment losses.

The amortized cost is calculated based on any discount or premium on acquisition and fees and costs that are an integral part of the EIR method. Amortization of costs is included under the heading of financing cost in the consolidated statements of comprehensive income.

Derivative financial instruments

DFIs presented in the consolidated statements of financial position are carried at fair value. In the case of DFIs held for trading, changes in fair value are recorded in profit or loss; in the case of DFIs formally designated as and that qualify for hedging, changes in fair value are recorded in the consolidated statements of comprehensive income using cash flow or fair value hedge accounting, with gains or losses classified in accordance with the earnings treatment of the hedge transaction.

Embedded derivatives

PEMEX evaluates the potential existence of embedded derivatives, which may be found in the terms of its contracts, or combined with other host contracts, which could be structured financial instruments (debt or equity instruments with embedded derivatives). Embedded derivatives have terms that implicitly or explicitly meet the characteristics of a DFI. In some instances, these embedded derivatives must be segregated from the underlying contracts and measured, recognized, presented and disclosed as DFIs, such as when the economic risks and terms of the embedded derivative are not clearly and closely related to the underlying contract.

Impairment of financial assets

At each reporting date, PEMEX evaluates whether there is objective evidence that a financial asset or group of financial assets is impaired, in which case the value of the recoverable amount of the asset is calculated. A financial asset is impaired if objective evidence indicates that a loss event has occurred after the initial recognition of the asset, and that the loss event had a negative effect on the estimated future cash flows of the financial asset.

Objective evidence that a financial asset or group of assets is impaired includes significant financial difficulty of the issuer or obligor, a breach of contract, such as a default or delinquency in interest or principal payments; the lender, for economic or legal reasons relating to the borrower’s financial difficulty, granting to the borrower a concession that the lender would not otherwise consider; it becoming probable that the borrower will enter bankruptcy or other financial reorganization; the disappearance of an active market for that financial asset because of financial difficulties; or observable data indicating that there is a measurable decrease in the estimated future cash flows. Impairments by asset are:

Impairment of financial assets carried at amortized cost

The impairment of financial assets carried at amortized cost is measured as the difference between the assets carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset’s original effective interest rate. The amount of the loss shall be recognized in profit or loss.

If, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the impairment loss previously recognized shall be reversed in profit or loss.

Impairment in available—for—sale financial assets

In addition to the above-mentioned, a significant or prolonged decline in the fair value of an investment in an available—for—sale equity instrument is also objective evidence of impairment.

When there is objective evidence of the impairment of an asset, the accumulated loss recognized in other comprehensive income shall be reclassified from equity to profit or loss even though the financial asset has not been derecognized.

If, in a subsequent period, the impairment loss decreases, the reversal shall be reflected as a reversal in other comprehensive income.

f.	Cash and cash equivalents

Cash and cash equivalents are comprised of cash balances on hand, net of overdrafts, deposits in bank accounts, foreign currency reserves and instruments with maturities of three months or less from the acquisition date that are subject to an insignificant risk of changes in their fair value, which are used in the management of PEMEX’s short-term commitments.

Cash subject to restrictions or that cannot be exchanged or used to settle a liability within 12 months is presented as non-current assets.

g.	Inventories and cost of sales

Inventories are valued at the lower of cost or net realizable value. Cost is determined based on the cost of production or acquisition of inventory and other costs incurred in transporting such inventory to its present location and in its present condition, using the average cost formula. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated selling costs. The estimate takes into consideration, among other things, the decrease in the value of inventories due to obsolescence.

Cost of sales represents the cost of production or acquisition of inventories at the time of sale, increased, where appropriate, by declines in net realizable value of inventories during the year.

Advance payment to suppliers for inventory purchases are recognized as part of inventory when the risks and benefits of the ownership of the inventory have been transferred to PEMEX.

h.	Wells, pipelines, properties, plant and equipment

Wells, pipelines, properties, plant and equipment are recorded at acquisition or construction cost less accumulated depreciation and accumulated impairment losses.

PEMEX uses the successful efforts method for the exploration and production of crude oil and gas activities, considering the criteria mentioned in IFRS 6, “Exploration for and Evaluation of Mineral Resources” in relation to the recognition of exploration and drilling assets. Costs of development wells and related plant, property and equipment involved in the exploitation of oil and gas are recorded as part of the cost of assets. The costs of exploratory wells in areas that have not yet been designated as containing proved reserves are recorded as intangible assets until it is determined whether they are commercially viable to capitalize as fixed assets, otherwise they are recognized as exploration expenses. Other expenditures on exploration are recognized as exploration expenses as they are incurred.

In accordance with IAS 16, “Property, Plant and Equipment” (“IAS 16”), initial costs of wells, pipelines, properties, plant and equipment are initially recorded at cost, which includes their original purchase price or construction cost, any costs attributable to bringing the assets to a working condition for their intended use and the costs of dismantling and removing the items and restoring the site on which they are located, including the estimated cost of plugging and abandoning wells.

The cost of financing projects that require large investments and financing incurred for projects, net of interest revenues from the temporary investment of these funds, is recognized as part of wells, pipelines, properties, plant and equipment when the cost is directly attributable to the construction or acquisition of a qualifying asset. The capitalization of these costs is suspended during periods in which the development of construction is interrupted, and its capitalization ends when the activities necessary for the use of the qualifying asset are substantially completed. All other financing costs are recognized in the consolidated statements of comprehensive income in the period in which they are incurred.

The cost of self-constructed assets includes the cost of materials and direct labor, interest on financing and any other costs directly attributable to start up. In some cases the cost also includes the cost of plugging of wells and removal.

Expenditures related to the construction of wells, pipelines, properties, plant and equipment during the stage prior to commissioning are stated at cost as intangible assets or construction in progress, in accordance with the characteristics of the asset. Once the assets are ready for use, they are transferred to the respective component of wells, pipelines, properties, plant and equipment and depreciation or amortization begins.

The costs of major maintenance or replacement of a significant component of an item of wells, pipelines, properties, plant and equipment are recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the component will flow to PEMEX and its cost can be measured reliably. The costs of recurring maintenance, repairs and renovations of wells, pipelines, properties, plant and equipment carried out to maintain the facilities in normal operation conditions are recognized in profit or loss as incurred.

Depreciation and amortization of capitalized costs in wells are determined based on the estimated economic life of the field to which the wells belong, considering the relationship between the production of barrels of oil equivalent for the period and proved developed reserves of the field, as of the beginning of the period, with quarterly updates for new development investments.

Depreciation of other elements of pipelines, properties, plant and equipment is recognized in profit or loss on a straight-line basis over the estimated useful life of the asset, beginning as of the date that the asset is available for use, or in the case of construction, from the date that the asset is completed and ready for use.

When parts of an item of wells, pipelines, properties and equipment are significant relative to the total cost of the item, the part is depreciated separately.

Estimated useful lives of items of properties, plant and equipment are reviewed if expectations differ from previous estimates.

Pipelines, properties, and equipment received from customers are initially recognized at fair value as revenue from ordinary operating activities if PEMEX has no future obligations to the customer who transferred the item. In contrast, if PEMEX does have future obligations to such a customer, the initial recognition is recorded as a deferred liability based on the period in which the assets will provide services to the customers.

The capitalized value of finance leases is also included in the line item of wells, pipelines, properties, plant and equipment. Properties, plant and equipment acquired through financial leases are depreciated over the shorter of the lease term or the useful life of the asset.

Advance payments for the acquisition of pipelines, properties, plant and equipment are also recognized in the line item of wells, pipelines, properties, plant and equipment when the risks and benefits of the ownership have been transferred to PEMEX.

i.	Crude oil and natural gas reserves

Under Mexican law, all crude oil and other hydrocarbon reserves located in the subsoil of Mexico are owned by the Mexican nation and not by PEMEX. In accordance with the aforementioned and based on the applicable regulation as of the date of these consolidated financial statements, the reserves assigned to PEMEX by the Mexican Government are not registered for accounting purposes because they are not PEMEX’s property. PEMEX estimates total proved oil and natural gas reserve volumes in accordance with the definitions, methods and procedures established in Rule 4-10(a) of Regulation S-X (“Rule 4-10(a)”) of the U.S. Securities and Exchange Commission (“SEC”) as amended, and where necessary, in accordance with the Standards Pertaining to the Estimating and Auditing of Oil and Gas Reserves Information promulgated by the Society of Petroleum Engineers (the “SPE”) as of February 19, 2007. These procedures are consistent with international reserves reporting practice. The estimation of these reserves depends on assumptions made and the interpretation of the data available, and may vary among analysts. The results of drilling activities, test wells and production after the date of estimation are utilized in future revisions of reserves estimates.

Although PEMEX does not own the oil and other hydrocarbon reserves within Mexico, these procedures allow PEMEX to record the effects that such oil and other hydrocarbon reserves have on its consolidated financial statements, including, for example, in the depreciation and amortization line item.

j.	Impairment of non-financial assets

The carrying amounts of PEMEX’s non-financial assets, other than inventories and deferred taxes, are assessed for indicators of impairment at the end of each reporting period. If the net carrying value of the asset or its cash-generating unit exceeds the recoverable amount, PEMEX records an impairment charge in its consolidated statement of comprehensive income.

A cash-generating unit is the smallest identifiable group of assets which can generate cash flows independently from other assets or groups of assets.

The recoverable amount of an asset or a cash-generating unit is defined as the higher of its fair value minus the costs of disposal and its value in use. The value in use is the discounted present value of the net future cash flows expected to arise from the continuing use of an asset and from its disposal at the end of its useful life. In measuring value in use, the discount rate applied is the pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the asset. Fair value is calculated using discounted cash flows determined by the assumptions that market participants would apply in order to estimate the price of an asset or cash generating unit, assuming that such participants were acting in their best economic interest.

In the case of cash-generating assets or items dedicated to the exploration and evaluation of hydrocarbons reserves, the recoverable amount is determined using the value in use based on the proved reserves and probable reserves, in some cases, for the risk factor associated with such reserves.

Both impairment losses and reversals are recognized in the statement of comprehensive income in the costs and expenses line items in which the depreciation and amortization are recognized. Impairment losses may not be presented as part of the costs that have been capitalized in the value of any asset. Impairment losses related to inventories are recognized as part of cost of sales. Impairment losses on investments in associates, joint ventures and other investments are recognized as profit (loss) sharing in associates.

An impairment loss shall be reversed if there has been a change in the estimates used since the date when the impairment loss was recognized. These reversals will not exceed the carrying value of the asset as though no impairment had been recognized. Impairment losses and reversals are presented in a separate line item in the statement of comprehensive income.

k.	Leases

The determination of whether an agreement is or contains a lease is based on the economic substance of the agreement at the date of execution. An agreement contains a lease if performance under the agreement depends upon the use of a specific asset or assets, or if the agreement grants the right to use the asset.

Finance leases, which transfer to PEMEX substantially all the inherent benefits and risks of the leased property, are capitalized at the date the lease commences, and the value is recorded as the lower of the fair value of the leased property and the present value of the minimum lease payments. Payments on the lease are divided between the financial costs and the amortization of the remaining debt principal in order to achieve a constant effective interest rate for the outstanding liability. The financing costs are recognized in the statement of comprehensive income.

Operating lease payments are recognized as expenses in the statement of comprehensive income on a straight line basis over the term of the lease and variable rent payments are recognized in the operating results on an accrued basis.

l.	Provisions

PEMEX recognizes provisions when, as a result of a past event, PEMEX has incurred a legal or assumed present obligation for which a future disbursement is probable and the value of such disbursement is reasonably estimable. In certain cases, such amounts are recorded at their present value.

Environmental liabilities

In accordance with applicable legal requirements and accounting practices, an environmental liability is recognized when the cash outflows are probable and the amount is reasonably estimable. Disbursements related to the conservation of the environment that are linked to revenue from current or future operations are accounted as expenses or assets, depending on the circumstances of each disbursement. Disbursements related to past operations, which no longer contribute to current or future revenues, are accounted for as current period expenses.

The accrual of a liability for a future disbursement occurs when an obligation related to environmental remediation, for which PEMEX has the information necessary to determine a reasonable estimated cost, is identified.

Retirement of assets

The obligations associated with the future retirement of assets, including those related to the retirement of wells, pipelines, properties, plant and equipment and their components are recognized at the date that the retirement obligation is incurred, based on the discounted cash flow method. The determination of the fair value is based on existing technology and regulations. If a reliable estimation of fair value cannot be made at the time the obligation is incurred, the accrual will be recognized when there is sufficient information to estimate the fair value.

The obligations related to the costs of future retirement of assets associated with the principal refining processes for gas and petrochemicals are not recognized. These assets are considered to have an indefinite useful life due to the potential for maintenance and repairs.

The abandonment costs related to wells currently in production and wells temporarily closed are recorded in the statement of comprehensive income based on the units of production method. Total cost of abandonment and plugging for non-producing wells is recognized in the statement of comprehensive income at the end of each period. All estimations are based on the useful lives of the wells, considering their discounted present value. Salvage values are not considered, as these values commonly have not traditionally existed.

m.	Employee benefits

Beginning January 1, 2016, Petróleos Mexicanos and the Subsidiary Entities have operated both a defined contribution plan and a defined benefit pension plan. Until December 31, 2015, PEMEX only operated a defined benefit pension plan.

Defined contribution pension plan

In this plan, both Petróleos Mexicanos and the Subsidiary Entities and their respective employees contribute to the worker’s individual account. PEMEX’s contributions are recognized on an accrual basis as cost, expense or asset, and are credited to liability.

Contributions to the defined contribution plan that are not expected to be fully settled within 12 months after the end of the annual reporting period in which the employee rendered related services will be discounted using the defined benefit plan discount rate.

Defined benefit plan

Under the defined benefit plan, Petróleos Mexicanos and the Subsidiary Entities are the only parties that contribute to a trust, which is managed separately. Petróleos Mexicanos and the Subsidiary Entities recognize the cost for defined benefit plans based on independent actuarial computations applying the projected unit credit method. Actuarial gains and losses are recognized within other comprehensive results for the period in which they are determined.

The costs of prior services are recognized within profit or loss for the period in which they are determined.

The asset or liability in the defined benefit plan comprises the present value of the defined benefit obligation less the fair value of plan assets for which obligations have to be settled. The value of any asset is limited to the present value of any economic benefit represented by the plan reimbursements or reductions of the future contributions to the plan.

In addition, other long term employee benefits include the seniority premiums payable for disability, death and survivors benefits, medical services, gas and basic food basket for beneficiaries.

Termination benefits are recognized in profit or loss for the year in which they are incurred.

n.	Income taxes and duties

Current income tax

Current income tax assets or liabilities for the current and prior years are measured as the amount expected to be paid or to be recovered from the tax authorities, using either the tax rates in force or tax rates which are in the process of being approved and are substantially completed by the end of the year.

Current income taxes related with items that are recognized as equity are presented in the other comprehensive income of the year. Periodically, PEMEX evaluates the positions taken in its tax returns for those regulations that are subject to interpretation and books corresponding provisions, if it is deemed necessary.

Deferred income taxes

Deferred taxes are recorded based on the assets and liabilities method, which consists of the recognition of deferred taxes by applying tax rates applicable to the income tax to the temporary differences between the carrying value and tax values of assets and liabilities at the date of these consolidated financial statements.

Deferred tax liabilities are recognized for all taxable temporary differences, except to the extent that the deferred tax liability arises from:

•	the initial recognition of goodwill or the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction, affects neither accounting profit nor taxable profit or tax loss; and

•	taxable temporary differences associated with investments in subsidiaries, branches and associates, and interest in joint arrangements, when the parent, investor, joint venture or joint operator is able to control the timing of reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences and the carry forward of both unused tax credits and unused tax losses to the extent that it is probable that taxable profit will be available against deductible temporary differences, and that the carry forward of both unused tax credits and unused tax losses can be utilized, unless:

•	the deferred tax asset relating to deductible temporary difference arises from the initial recognition of asset or liability derived from a transaction that is not a business combination and, at the time of the transaction, affects neither accounting profit nor taxable profit or tax loss; and

•	in respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available, against which the temporary differences can be utilized.

The carrying amount of a deferred tax asset is reviewed at the end of each reporting period. PEMEX reduces the carrying amount of a deferred tax asset to the extent that it is no longer probable that a sufficient taxable profit will be available to allow the benefit of that deferred tax asset to be utilized in whole or in part. Unrecognized deferred tax assets are revalued at each reporting date and will be recognized to the extent that it is probable that future taxable income will be sufficient to allow for the recovery of the deferred tax asset.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets and deferred tax liabilities related with items that are recognized in equity shall be presented directly in other comprehensive income.

Deferred tax assets and deferred tax liabilities are offset if PEMEX has a legal right to set off current tax assets against current tax liabilities and are levied by the same taxation authority or the same taxable entity.

Income taxes and duties

PEMEX is subject to taxes and special duties, which are based on the value of hydrocarbons extracted, with certain deductions.

These taxes and duties are recognized in accordance with IAS 12, “Income Taxes” (IAS 12), when they have the characteristics of income tax, which occurs when such taxes are set by a government authority and are determined on a formula that considers the balance of income (or extraction valued at a selling price) less expenses. Taxes and duties that meet this criteria should be recognized for current and deferred income tax based on the above paragraphs. Taxes and duties that do not meet this criteria are recognized as liabilities, affecting the costs and expenses relating to the transactions that gave rise to them.

o.	Impuesto Especial sobre Producción y Servicios

(Special Tax on Production and Services, or “IEPS Tax”)

The IEPS Tax charged to customers is a withholding tax on domestic sales of gasoline, diesel and fossil fuels. The applicable quotas depend on, among other factors, the product, producer’s price, freight costs, commissions and the region in which the respective product is sold. The withholding tax does not affect the results of PEMEX.

p.	Contingencies

Contingency losses are recorded when it is probable that a liability has been incurred and the amount thereof can be reasonably estimated. When a reasonable estimation cannot be made, qualitative disclosure is provided in the notes to the consolidated financial statements. Contingent revenues, earnings or assets are not recognized until realization is assured.

q.	Revenue recognition

Sales revenue is recognized at the moment when the risks and benefits of ownership of crude oil, refined or gas products, and derivative and petrochemical products are transferred to the customers who acquire them, which occurs as follows:

•	in accordance with contractual terms;

•	the moment at which the customer picks up product at PEMEX’s facilities; or

•	the moment at which PEMEX delivers the product to the delivery point.

Services rendered are recognized as services income when the customers accept the receipt of the services.

r.	Presentation of consolidated statements of comprehensive income

The costs and expenses shown in PEMEX’s consolidated statements of comprehensive income are presented based on their function, which allows for a better understanding of the components of PEMEX’s operating income. This classification allows for a comparison to the industry to which PEMEX belongs.

Revenues

Represents revenues from sale or products or services.

Cost of sales

Cost of sales represents the acquisition and production costs of inventories at the time of sale. Cost of sales mainly includes depreciation, amortization, salaries, wages and benefits, a portion of the cost of the reserve for employee benefits and operating expenses related to the production process.

Other revenues (expenses), net

Other revenues (expenses), net consist primarily of income and expenses that are not related directly to the operation of PEMEX.

Transportation, distribution and sale expenses

Transportation, distribution and sale expenses are costs in connection with the storage, sale and delivery of products, such as the depreciation and operating expenses associated with these activities.

Administrative expenses

Administrative expenses are costs related to PEMEX’s areas that provide administrative support.

Financing income

Financing income is comprised of interest income, financial income and other income from financial operations between PEMEX and third parties.

Financing cost

Financing cost is comprised of interest expenses, commissions and other expenses related to PEMEX’s financing operations less any portion of the financing cost that is capitalized.

Derivative financial instruments (cost) income, net

Derivative financial instruments (cost) income represents the net effect of the profit or loss for the year associated with DFIs.

Foreign exchange loss, net

Exchange rate variations relating to assets or liabilities governed by contracts denominated in foreign currencies are recorded in income (loss) for the year.

s.	Operating segments

Operating segments are identifiable components of PEMEX that pursue business activities from which PEMEX earns revenues and incurs expenses, including those revenues and expenses from transactions with other segments of PEMEX, and for which information is available to management on a segmented basis and is assessed by the Board of Directors in order to allocate resources and assess the profitability of the segments.

t.	Non-current assets held for sale, non-current assets held for distribution to owners and discontinued operations

Non-current assets held for sale

PEMEX classifies a non-current asset, or a disposal group of assets, as held for sale if (a) its carrying amount will be recovered principally through a sale transaction rather than through continuing use; (b) the asset or group of assets is available in its present condition for immediate sale and (c) the sale is expected to be completed within one year from the date of classification, or more, with certain exceptions.

Non-current assets classified as held for sale are measured at the lower of its carrying amount, and fair value less cost of sales and presented in a separate line item in the consolidated statements of financial position. Non-current assets classified as held for sale are not subject to depreciation or amortization after the classification as held for sale.

The liabilities of a disposal group classified as held for sale are presented separately from other liabilities in the statement of financial position. Those assets and liabilities are not offset and are presented as a single amount.

Non-current asset held for distribution to owners

When PEMEX agrees to distribute a non-current asset, or a disposal group of assets, to owners, this asset or disposal group of assets, is classified as held for distribution to owners if: a) a non-current asset or disposal group of assets is available for immediate distribution in its present condition and b) the distribution must be highly expected to be completed within one year from the date of classification, with certain exceptions.

Non-current assets classified as held for distribution are measured at the lower of their carrying amount and fair value less cost of distribution and are presented in a separate line item in the consolidated financial statements. Non-current assets classified as held for distribution are not subject to depreciation or amortization after the classification as held for distribution.

The liabilities of a disposal group classified as held for distribution to owners are presented separately from other liabilities in the statement of financial position. Those assets and liabilities shall not be offset and shall be presented as a single amount.

Discontinued operations

A discontinued operation is a component of an entity that either has been disposed of or is classified as held for sale, and either:

•	represents a separate major line of business or geographical area of operations;

•	is part or a single coordinated plan to dispose of a separated major line of business or geographical area of operations; or

•	is a subsidiary acquired exclusively with a view to resale.

The revenues or expenses from discontinued operations, including profits or losses from previous years, are presented in a specific line item in the consolidated statements of comprehensive income.

u.	Accounting changes

The IASB issued new amendments to the IFRS mentioned below, which are applicable to PEMEX and are effective for annual periods beginning January 1, 2017:

a) IAS 12 “Income Taxes: Recognition of Deferred Tax Assets for Unrealized Losses” (“IAS 12”)

The IASB issues amendments to IAS 12 to clarify the diversity of practices in the recognition of deferred tax assets for unrealized losses related to debt instruments measured at fair value.

The amendments to IAS 12 include some explanatory paragraphs and an illustrative example.

The amendments clarify the following aspects of IAS 12:

•	Unrealized losses on debt instruments measured at fair value for accounting purposes and measured at cost for tax purposes give rise to deductible temporary differences regardless of whether the debt instrument’s holder expects to recover the carrying amount of the debt instrument by sale or by use.

•	The carrying amount of an asset does not limit the estimation of probable future taxable profits.

•	Estimates of future taxable profits exclude tax deductions resulting from the reversal of deductible temporary differences.

•	An entity assesses a deferred tax asset in combination with other deferred tax assets. Where tax law restricts the utilization of tax losses, an entity would assess a deferred tax asset in combination with other deferred tax assets of the same type.

The amendments are to be applied retrospectively and are effective for annual periods beginning on or after January 1, 2017. Earlier application is permitted.

These amendments had no impact on these consolidated financial statements.

b) Amendments to IAS 7 “Statement of Cash Flows” (“IAS 7”)

The IASB issued amendments to IAS 7. The amendments are intended to clarify disclosure provided to the user of financial statements about an entity’s financing activities.

Changes

The amendments in IAS 7 come with the objective that entities shall provide disclosures that enable users of financial statements to evaluate changes in liabilities arising from financing activities.

To achieve this objective, the IASB requires that the following changes in liabilities arising from financing activities are disclosed: (i) changes from financing cash flows; (ii) changes arising from obtaining or losing control of subsidiaries or other businesses; (iii) the effects of changes in foreign exchange rate; (iv) changes in fair values; and (v) other changes.

The IASB defines liabilities arising from financing activities as liabilities “for which cash flows were, or future cash flows will be, classified in the statements of cash flows as cash flows from financing activities.” It also stresses that the new disclosure requirements also relate to changes in financial assets if they meet the same definition.

The amendments state that one way to fulfill the new disclosure requirements is to provide reconciliation between the opening and closing balances in the statement of financial position for liabilities arising from financing activities.

Finally, the amendments state that changes in liabilities arising from financing activities must be disclosed separately from changes in other assets and liabilities.

The amendments are effective for annual periods beginning on or after January 1, 2017. Earlier application is permitted. Entities need not provide comparative information when they first apply the amendments.

Impacts on this amendments are disclosed in Note 15.

c) IFRS 12 “Disclosure of Interest in Other Entities” (“IFRS 12”)—Annual Improvements to IFRS 2014—2016 Cycle.

As of December 2016, the IASB published Annual Improvements to IFRS 2014—2016 Cycle, which clarified the scope of IFRS 12, by specifying that the disclosure requirements apply to all subsidiaries, joint arrangements, associates and unconsolidated structured entities classified as held for sale, held for distribution or as discontinued operations in accordance with IFRS 5, with certain exceptions.

The amendments are going to be applied restrospectively and are effective for annual periods beginning on or after January 1, 2017.

These improvements had no impact on these consolidated financial statements.

v.	New IFRS not yet adopted

The IASB issued amendments and new IFRS that are not effective as of December 31, 2017 but that could have an impact on subsequent PEMEX financial statements.

Amendments effective for periods beginning in 2018:

a) IFRS 15, “Revenue from Contracts with Customers” (“IFRS 15”)

The core principle of the new IFRS 15 is that an entity should recognize revenue as the promised transfer of goods or services to the customer, valued at the amount that the entity expects to be entitled in exchanged for those goods or services.

Pursuant to IFRS 15, an entity should:

•	identify customer contracts that fall within the scope of the new standard;

•	identify the separate performance obligations in the contract based on the following criteria: (i) sales of goods or services, separately, (ii) sales that are dependent or interrelated with other products or services; and (iii) homogeneous and consistent sales pattern;

•	determine the price of the transaction by applying the following considerations: (i) variable consideration and constraining estimates of variable consideration; (ii) the existence of a significant financing component in the contract; (iii) any non-cash consideration; and (iv) the consideration payable to the customer;

•	allocate the transaction price to each separate performance obligation; and

•	recognize revenue when (or as) each performance obligation is satisfied either over time or at a point in time.

The new IFRS 15 enhances disclosures of revenue. This standard must be applied for periods beginning on or after January 1, 2018, and early application is permitted. During the year of application, entities may apply the rule retrospectively or use a modified approach.

PEMEX will adopt IFRS 15 retrospectively with the cumulative effect of applying the new standard recognized at the date of initial adoption (January 1, 2018) as an adjustment to the opening balance of retained earnings or other component of equity, as applicable. Under this transition method, PEMEX elected to apply this standard retrospectively only to contracts that were not completed contracts at January 1, 2018. For contracts that have been completed before December 31, 2017, with revenues not fully recognized as of that date, the current accounting policies under IAS 18 will continue to apply when recognizing revenue of those contracts during 2018. For contracts that take effect from January 1, 2018, revenue will be recognized in accordance with IFRS 15.

As part of the implementation of IFRS 15, different types of revenue from contracts with customers have been identified, evaluated and documented, as well as the main changes in accounting policies that will be reflected as of January 1, 2018 with respect to new contracts. The main changes in accounting policies are as follows:

i.	Sale of products with other services:

The adoption of IFRS 15 will affect the manner in which PEMEX records the sale of products including oil, refined products, gas, petrochemicals, fertilizers and other sales. Until December 31, 2017, freight and other services, for example were recognized separately from products sold. Under IFRS 15, revenue is recognized with respect to the performance obligation under the contract, and so certain services that are currently accounted for separately, will now be presented as a single performance obligation together with the sale of the product.

ii.	Services:

Services include transportation and storage of hydrocarbons, petroleum, petrochemicals, refined products, gas, petrochemical derivatives and others.

Rental services and some transportation services are currently presented in the revenues from services line item in the income statement. In many cases of services with components of leases are less than one year operating leases. Revenues corresponding to leasing have not been presented separately from revenues from services.

Under IFRS 15, leases cannot be presented in the same line item as revenues from service. The main change in accounting policy will be the separation and presentation of service and lease components.

iii.	Determination of the transaction price:

Refunds, discounts, quantity and quality claims (in favor or against) and penalties (to customers or PEMEX) or breaches related to the sale of certain products were previously recognized as revenues. However, under IFRS 15, revenues will only be recognized if it is highly probable that there will not be a significant reversal in the revenue received. As a result, PEMEX will put in place mechanisms to approximate the refunds, discounts, quantity and quality claims and penalties at the time that the control of the product is transferred.

Revenue recognition

Revenues are currently recognized when the risks and benefits of the product are transferred, which occurs when the customer picks up or receives the product at PEMEX´s facilities or at a specific point of sale, accepts the products and assumes the risks and benefits related to the transfer of ownership.

Under IFRS 15, revenues from sale of products are recognized when the contractual obligation is satisfied, and control of the products is transferred to the customer. There will be changes in the revenue recognition of gas sale and certain services from “one point in time” to “over time”. However, a significant change is not expected because in some cases the practical expedient “right to invoice” will be applied to measure progress towards completion of the transaction.

As of December 31, 2017, PEMEX did not identify any significant uncompleted contracts. As a result, PEMEX has determined that the changes to amounts in prior years will not be significant. Nonetheless, there will be important changes in accounting policies for contracts issued as of January 1, 2018.

b) IFRS 9, “Financial Instruments” (“IFRS 9”(2014))

In July 2014, the IASB finalized the accounting reform of financial instruments and issued IFRS 9 (revised in 2014), which contains the requirements for, a) the classification and measurement of financial assets and liabilities, b) impairment methodology, and c) general information about hedge accounting. IFRS 9 (revised in 2014) replaces IAS 39 Financial Instruments: Recognition and Measurement as of its effective date.

These requirements should be applied retrospectively and, as permitted by IFRS 9 transitional provisions, it is not necessary for companies to restate comparative figures. Any adjustment in the carrying amounts of the financial assets and liabilities at the transition date is recognized by affecting the cumulative effect in the initial opening period.

The classification criteria depends on a combination of two important factors:

i.	the business model within the financial asses is held (the business model test); and

ii.	the contractual cashflow of the financial asset (the SPPI test). Based on these two tests, the asset can be measured as follows:

•	Amortized cost: Financial Instruments under a business model whose objective is only the collection of contractual cash flows which are composed of principal and interest payments and where there are no significant sales unjustified and fair value is not a key factor in the management of these financial assets and the characteristics of cash flows represent substantially a “basic loan agreement” or SPPI. Unjustified sales are different from sales related to an increase in the credit risk of an asset or unexpected financing needs.

•	Fair value with changes through other comprehensive income (“FVOCI”): Financial Instruments in a business model whose objective is to obtain cash flows and the sale of those assets, where fair value is a key factor in its management. In addition, the characteristics of the contractual cash flows represent substantially a “basic loan agreement”.

•	Fair value with changes through profit or loss (“FVPL”): Financial instruments in a business model whose objective is not the aforementioned models, where fair value is a key factor in the management of these assets, and the financial instruments whose contractual cash flow characteristics do not substantially represent a “basic loan agreement”.

IFRS also replaces the impairment model of IAS 39 (the “loss incurred model”) with a new impairment model called the “expected credit loss” model. This impairment model will be applicable to financial assets that are not measured at FVPL. Changes in fair value of financial assets through FVOCI to the point of disposal are recorded in OCI.

The expected credit loss recognized for impairment purposes under IFRS 9 will be equivalent to a 12-month reserve, except when the financial instrument presents a “significant increase in credit risk” or presents objective evidence of impairment, recognizing a reserve equivalent to the remaining life of the financial instrument, based on the definition of general approach under IFRS 9.

IFRS 9 Implementation and government strategy

PEMEX has established a multidisciplinary working group with the objective to adapt its processes to the new standard in relation to the classification and measurement of financial instruments and the impairment estimation of credit risk, ensuring that these processes have been applied and adopted in accordance with IFRS 9.

Regarding classification and measurement, PEMEX carried out an analysis of its financial assets in order to identify those that could trigger a change in the accounting methodology, due to the definition of the business model and a failure to satisfy the SPPI test.

IFRS 9 Implementation analysis

PEMEX has defined January 1, 2018 as the initial date of adoption of IFRS 9 “Financial Instruments” and according to the transitional standard in IFRS 9, PEMEX will not restate previous periods for comparison purposes and any difference that may arise as a result of the adoption of IFRS 9 between the previous carrying amount and the carrying amount at the beginning of the reporting period shall be recognized in accumulated results over the opening initial period.

PEMEX has concluded that most of its financial assets will continue to be classified in the same way:

Classification
Assets	IAS 39	IFRS 9	Change
Cash and cash equivalents	FVPL	FVPL	No
Available—for—sale financial assets	FVOCI	FVOCI	No
Derivative financial instruments	FVPL	FVPL	No
Long—term notes receivable	Amortized Cost	Amortized Cost	No

Capital or debt instruments classified as available-for-sale financial assets will continue to be measured at FVOCI.

PEMEX has concluded that the financial assets most affected by the impairment estimate under the expected credit loss model will be its accounts receivables, in relation to PEMEX’s holding of the long-term notes issued by the Mexican Government. The evaluation of the possible impairment of the notes will be made using the general approach for calculating impairment of the notes will be made using the general approach for calculating impairment contemplated under IFRS 9.

PEMEX considers it probable that impairment losses increase and present more volatility for instruments under the new methodology of expected credit losses. Furthermore, PEMEX considers that most of its accounts receivable are short-term without a significant financial component, so the simplified approach will be applied.

The preliminary evaluation of PEMEX indicates that the application of the new impairment requirements of IFRS 9 as of December 31, 2017 will impact the accounts receivable reserves as of January 1, 2018. An increase between 39.0% and 51.1% is expected in the accounts receivable reserves as compared to impairment losses incurred in accordance with IAS 39.

Hedge accounting

PEMEX, as part of the initial adoption, elected to continue applying the hedge accounting requirements of IAS 39 instead of IFRS 9. PEMEX uses DFI’s to cover the exposure of foreign currency risk, interest rate risk and fluctuations in the price of its products, but these contracts are not accounted for as designated hedges. DFI’s are initially recognized at fair value on the date the derivative contract is entered into and after initial recognition are measured again at fair value.

As a result, PEMEX has determined that the changes to amounts in prior years will not be significant.

c) Interpretation of IFRIC 22 “Foreign Currency Transactions and Advance Considerations” (IFRIC 22)

As of December 2016, IASB published an interpretation of IFRIC 22 developed by the International Financial Reporting Standards Interpretations Committee (the Interpretations Committee). The interpretation clarified when to recognize payments and collections of foreign currency transactions paid in advance.

According to the interpretations, an entity must recognize foreign currency transactions when:

i.	there is consideration that is denominated or priced in a foreign currency;

ii.	the entity recognizes a prepayment asset or a deferred income liability in respect of that consideration, in advance of the recognition of the related asset, expense or income; and

iii.	the prepayment asset or deferred income liability is non-monetary.

The Interpretations Committee concluded that:

•	The date of the transaction, for the purpose of determining the exchange rate, is the date of initial recognition of the non- monetary prepayment asset or deferred income liability.

•	If there are multiple payments or receipts in advance, a date of transaction is established for each payment or receipt.

IFRIC 22 is effective for annual reporting periods beginning on or after January 1, 2018. Entities may apply the rule retrospectively, or prospectively, in accordance with IAS 8 with certain exemptions.

PEMEX believes that these standards will not have an impact on its consolidated financial statements.

Standards effective for periods beginning in 2019

a) IFRS 16, “Leases” (“IFRS 16”)

In January 2016, the IASB published a new accounting standard IFRS 16, which replaces IAS 17, “Leases and Guide interpretations.”

The main changes from the previous standard are:

•	IFRS 16 provides a comprehensive model for the identification of the lease arrangements and their treatment in the financial statements of both lessees and lessors;

•	the new standard applies a control model to the identification of leases, distinguishing between leases and service contracts on the basis of whether there is an identified asset controlled by the customer;

•	the distinction between financial and operating leasing is removed, therefore, the assets and liabilities are recognized in respect of all leases, with some exceptions for short-term leases and leases of low-value assets; and

•	the standard does not include significant changes to the requirements for accounting by lessors.

The standard is effective for annual periods beginning on or after January 1, 2019, with earlier application permitted for entities that have also adopted IFRS 15, “Revenue from Contracts with Customers.”

PEMEX has established a multidisciplinary working group with the objective to adapt its processes to the new standard in the following phases: (i) training, (ii) obtaining information, (iii) diagnostic, (iv) determination of initial adjustments and (v) integration of change. As of the date of these consolidated financial statements, the training phase for the accounting staff is complete and PEMEX is in the process of analyzing leasing contracts in order to determine necessary changes to its procedures and reports. PEMEX has not determined the impact of IFRS 16 on its net income (loss) for the year. PEMEX estimates that it will conclude the implementation of IFRS 16 in February 2019.

b) Annual improvements—2015-2017 Cycle

In December 2017, the IASB published “the Annual Improvements to the IFRS of the 2015-2017 Cycle” through which it clarifies the following IFRS:

•	IFRS 3 Business Combinations and IFRS 11 Joint Arrangements

IFRS 3 Business Combinations clarifies how an entity should recognize an increase of its interest in a joint operation:

•	When a party to a joint arrangement obtains control of a business that was a part of that joint arrangement, and where that party had assumed a portion of the rights to the assets and obligations to the liabilities of that business prior to the acquisition date, the acquisition will be considered a business combination that is achieved in stages. The acquiriting entity must therefore apply the requirements for a business combination achieved in stages, including by measuring its previously held interest in the joint arrangement.

•	When a party participates in, but does not share in the control of a joint operation, and subsequently takes joint control of that joint operation, this will constitute the acquisition of a business and previously held interest in the joint operation are not measured.

•	IAS 12 Income Tax

All income tax consequence of dividends (including payments on financial instruments classified as equity) are recognized consistently with the transactions that generated the distributable profits (i. e. in profit or loss, other comprehensive income or equity basis).

•	IAS 23 Borrowing Costs

With respect to the treatment of costs for loans subject to capitalization, the amendments clarify that:

•

To the extent that an entity borrows funds generally and uses them for the purpose of obtaining a qualifying asset, that entity shall determine the amount of borrowing costs eligible for capitalization by applying a capitalization rate to the expenditures on that asset. The capitalization rate shall be the weighted average of the borrowing costs applicable to all borrowings of the entity that are outstanding during the period.

•	However, an entity shall exclude from this calculation borrowing cost applicable to borrowing made specifically for the purpose of obtaining a qualifying asset until substantially all the activities necessary to prepare that asset for its intended used or sale are complete.

The amount of borrowing costs that an entity capitalizes during a period shall not exceed the amount of borrowing costs it incurred during that period.

The amendments are effective for annual periods beginning on or after January 1, 2019.

PEMEX is in the process of evaluating the impact that these amendments will have on its consolidated financial statements.

c) IFRIC 23—Uncertainty over Income Tax Treatments

In June 2017, the IASB published a new accounting interpretation to be applied to the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, where there is uncertainty over income tax treatments under IAS 12.

In order to make these tax assessments, an entity must consider whether it is probable that the relevant taxing authority will accept each tax treatment, or group of tax treatments, that the entity has used or plans to use in its next income tax filing:

•	If the entity concludes that it is probable that a particular tax treatment will be accepted by the relevant taxing authority, that entity must determine taxable profit (tax loss), tax bases, unused tax losses, unused tax credits or tax rates consistently with the tax treatment included in its income tax filings.

•	If the entity concludes that it is not probable that a particular tax treatment is accepted by the relevant taxing authority, the entity must use the most likely amount or the expected value of the tax treatment when determining taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates. That calculation should be based on which method provides better predictions of the resolution of the uncertainty.

IFRIC 23 is effective for annual reporting periods beginning on or after January 1, 2019. Earlier application is permitted. PEMEX does not anticipate being impacted by IFRIC 23 because all tax positions are discussed and agreed with the SHCP prior to releasing quarterly or annual financial statements.

w.	Reclassifications

Due to a significant loss of control over TAG Norte Holdings, S. de R.L. de C.V. and TAG Pipelines Sur, S. de R.L. de C.V., whose investment in these companies was presented in investments in joint ventures and associates in the past was reclassified to available-for-sale financial assets as of December 31, 2017. Accordingly the balance as of these investments as of December 31, 2016 was reclassified for purposes of improving its presentation the consolidated statements of financial position as follows:

	2016
Line item	As previously (reported)	Reclassification	Following reclassification
Available—for—sale financial assets	Ps. 435,556	Ps. 2,417,123	Ps. 2,852,679
Total current assets	355,398,800	2,417,123	357,815,923
Investments in joint ventures and associates	23,154,632	(2,417,123)	20,737,509
Total non-current assets	1,974,487,224	(2,417,123)	1,972,070,101

These reclassifications had no impact on PEMEX’s total assets.

Due to the fact that reinsurance premiums from KOT Insurance Company, AG., from which PEMEX derives revenue, are not part of the core services provided by PEMEX, they are included in other income (expenses), net. Therefore, for comparison purposes, the consolidated statements of comprehensive income for the years ended December 31, 2016 and 2015 were reclassified as follow:

	2016
Line item	As previously (reported)	Reclassification	Following reclassification
Services income	Ps. 14,427,081	Ps. (5,452,439)	Ps. 8,974,642
Total of sales	1,079,545,671	(5,452,439)	1,074,093,232
Cost of sales	867,580,634	(1,758,413)	865,822,221
Gross income (loss)	543,279,380	(3,694,026)	539,585,354
Other income (expenses), net	18,955,580	3,694,026	22,649,606

	2015
Line item	As previously (reported)	Reclassification	Following reclassification
Services income	Ps. 12,912,112	Ps. (4,602,077)	Ps. 8,310,035
Total of sales	1,166,362,469	(4,602,077)	1,161,760,392
Cost of sales	895,068,904	(3,104,298)	891,964,606
Gross income (loss)	(114,474,036)	(1,497,779)	(115,971,815)
Other income (expenses), net	(2,373,266)	1,497,779	(875,487)

These reclassifications had no impact on PEMEX’s net income.

In order to provide a better presentation in Duties, taxes and other, certain amounts in Income Tax line item, were reclassified to Hydrocarbon extraction duties and others line item, as follows:

	2016
Line item	As previously (reported)	Reclassification	Following reclassification
Hydrocarbon extraction duties and others	Ps. 304,813,375	Ps. (27,651,571)	Ps. 277,161,804
Income tax	(40,291,940)	27,651,571	(12,640,369)

These reclassifications had no impact on PEMEX’s net income.